Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,805,000
Previously Paid Amount	0.00
Total Fee Amount	249.27
Total Offset Amount	0.00
Net Fee	249.27
Narrative - Max Aggregate Offering Price	$ 1,805,000
Final Prospectus	true